Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
STOCK OPTIONS AND WARRANTS

11. STOCK OPTIONS AND WARRANTS

Stock Options

On August 1, 2017, we granted non-qualified stock options to purchase up to 10,000,000 shares of our common stock to a key employee, at a price of $0.01 per share.  The stock options vest equally over a period of 36 months and expire August 1, 2022.  These options may be exercised on a cashless basis, resulting in no cash payment to the company upon exercise. If the optionee exercises on a cashless basis, then the above water value (difference between the option price and the fair market price at the time of exercise) is used to purchase shares of common stock. Under this method, the number of shares of common stock issued will be less than the number of options exercised.  On September 30, 2018, the employee exercised, on a cashless basis, 3,324,201 options, resulting in the issuance of 1,233,509 shares of common stock. During the quarter ended March 30, 2021, the employee exercised, on a cashless basis, 6,675,799 options, resulting in the issuance of 5,439,540 shares of common stock.  As of December 31, 2021, all stock options issued on August 1, 2017 were fully exercised.

On September 18, 2017, we granted non-qualified stock options to purchase up to 1,800,000 shares of our common stock to three key employees, at a price of $0.05 per share.  The stock options vest equally over a period of 36 months and expire September 18, 2022. These options were exercisable on a cashless basis.  During the year ended December 31, 2020, two of the employees who held 1,200,000 options, collectively, left the company and the options were forfeited, and during the period ended June 30, 2020, a key employee who held 600,000 options left the Company and the options were forfeited.

On January 3, 2018, we granted non-qualified stock options to purchase up to 20,000,000 shares of our common stock to a key employee, at a price of $0.04 per share.  During the year ended December 31, 2021, the key employee left the Company and the options were forfeited.

On January 17, 2020, we granted non-qualified stock options to purchase up to 283,000,000 shares of our common stock to ten key employees and three directors, at an exercise price of $0.0019 per share.  The stock options vest equally over a period of 36 months and expire January 17, 2025. These options were exercisable on a cashless basis, any time after January 17, 2021.  During the year ended December 31, 2021, 3,766,668 options were exercised on a cashless basis, resulting in the issuance of 3,366,714 shares of common stock. During the year ended December 31, 2021, a key employee who held 20,000,000 options left the Company, and the options were forfeited.  During the quarter ended June 30, 2022, 1,000,000 options were exercised on a cashless basis, resulting in the issuance of 912,442 shares of common stock.

On June 2, 2020, we granted non-qualified stock options to purchase up to 17,000,000 shares of our common stock to a director, at an exercise price of $0.0018 per share.  The stock options vest equally over a period of 36 months and expire June 2, 2025. These options are exercisable on a cashless basis, any time after June 2, 2021.

On January 5, 2021, we granted non-qualified stock options to purchase up to 368,000,000 shares of our common stock to six key employees and three directors, at an exercise price of $0.0068 per share.  The stock options vest equally over a period of 36 months and expire January 5, 2026. These options were exercisable on a cashless basis, any time after January 5, 2022.  During the year ended December 31, 2021, a key employee who held 1,000,000 options left the Company, and the options were forfeited.

On August 18, 2021, we granted non-qualified stock options to purchase up to 5,000,000 shares of our common stock to a key employee, at an exercise price of $0.0017 per share.  The stock options vest equally over a period of 36 months and expire August 18, 2026. These options are exercisable on a cashless basis, any time after August 18, 2022.

On February 1, 2022, we granted non-qualified stock options to purchase up to 122,500,000 shares of our common stock to five board members, three of which are independent, and one employee, at an exercise price of $0.0295 per share.  The stock options vest equally over a period of 36 months and expire February 1, 2025. These options are exercisable on a cashless basis, anytime after March 1, 2022.

The Company used the historical industry index to calculate volatility, since the Company’s stock history did not represent the expected future volatility of the Company’s common stock.

The fair value of options granted during the six months ending June 30, 2022 and 2021, were determined using the Black Scholes method with the following assumptions:

	Six months ended June 30, 2022	Six months ended June 30, 2021
Risk free interest rate	1.29%	0.40%
Stock volatility factor	229%	337%
Weighted average expected option life	3 years	5 years
Expected dividend yield	0%	0%

A summary of the Company’s stock option activity and related information follows:

	Six months ended		Six months ended
	June 30, 2022		June 30, 2021
	Options	Weighted average exercise price	Options	Weighted average exercise price
Outstanding - beginning of year	768,233,332	$0.0052	429,675,799	$0.0052
Granted	122,500,000	0.0068	368,000,000	0.0068
Exercised	(1,000,000)	0.0019	(11,442,467)	0.0075
Forfeited	-	-	-	-
Outstanding - end of year	889,733,332	$0.0092	786,233,332	$0.0058
Exercisable at the end of year	575,827,396	$0.0068	321,460,729	$0.0069
Weighted average fair value of options granted during the year		$2,580,600		$2,502,400

As of June 30, 2022, and December 31, 2021, the intrinsic value of the stock options was approximately $3,419,267 and $5,256,720, respectively.  Stock option expense for the six months ended June 30, 2022, and 2021 were $894,117 and $491,473, respectively.

The Black Scholes option valuation model was developed for use in estimating the fair value of traded options, which do not have vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions, including the expected stock price volatility. Because the Company’s employee stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options.

The weighted average remaining contractual life of options outstanding, as of June 30, 2022 was as follows:

Exercise prices	Number of options outstanding	Weighted Average remaining contractual life (years)
$0.015	35,000,000	0.15
$0.0131	60,000,000	0
$0.013	15,000,000	0
$0.0068	367,000,000	3.52
$0.0053	10,000,000	0.12
$0.0019	258,233,332	2.55
$0.0018	17,000,000	2.93
$0.017	5,000,000	4.14
$0.0295	122,500,000	2.59
	889,733,332

Warrants

As of June 30, 2022 and December 31, 2021, there were 162,703,869 and 162,703,869 warrants outstanding, respectively.

The fair value of warrants issued during the six months ended June 30, 2022 and 2021, were determined using the Black Scholes method with the following assumptions:

	Six months ended	Six months ended
	June 30, 2022	June 30, 2021
Risk free interest rate	0%	0.40%
Stock volatility factor	0%	337%
Weighted average expected warrant life	0 years	5 years
Expected dividend yield	0%	0%

A summary of the Company’s warrant activity and related information follows:

	Six months ended		Six months ended
	June 30, 2022		June 30, 2021
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Outstanding - beginning of period	162,703,869	$0.007	20,912,852	$0.007
Issued	-	-	240,000,001	0.037
Exercised	-	-	(76,280,412)	0.007
Forfeited	-	-	-	-
Outstanding - end of period	162,703,869	$0.048	184,632,441	$0.047
Exercisable at the end of period	162,703,869	$0.048	184,632,441	$0.047
Weighted average fair value of warrants granted during the period		$7,792,900		$8,720,357

Warrant expense for the six months ended June 30, 2022, and 2021 were $0 and $983,571, respectively.

12.	STOCK OPTIONS AND WARRANTS

Stock Options

On August 1, 2017, we granted non-qualified stock options to purchase up to 10,000,000 shares of our common stock to a key employee, at a price of $0.01 per share.  The stock options vest equally over a period of 36 months and expire August 1, 2022.  These options allow the optionee to exercise on a cashless basis, resulting in no cash payment to the company upon exercise. If the optionee exercises on a cashless basis, then the above water value (difference between the option price and the fair market price at the time of exercise) is used to purchase shares of common stock. Under this method, the number of shares of common stock issued will be less than the number of options used to obtain those shares of common stock.  On September 30, 2018, the employee exercised, on a cashless basis, 3,324,201 options, resulting in the issuance of 1,233,509 shares of common stock. During the quarter ended March 30, 2021, the employee exercised, on a cashless basis, 6,675,799 options, resulting in the issuance of 5,439,540 shares of common stock.  As of December 31, 2021, all stock options issued on August 1, 2017 were fully exercised.

On September 18, 2017, we granted non-qualified stock options to purchase up to 1,800,000 shares of our common stock to three key employees, at a price of $0.05 per share.  The stock options vest equally over a period of 36 months and expire September 18, 2022. These options allow the optionee to exercise on a cashless basis, resulting in no cash payment to the company upon exercise.  During the year ended December 31, 2020, two of the employees who held 1,200,000 options, collectively, left the company and the options were forfeited, and during the period ended June 30, 2020, a key employee who held 600,000 options left the Company and the options were forfeited.

On January 3, 2018, we granted non-qualified stock options to purchase up to 20,000,000 shares of our common stock to a key employee, at a price of $0.04 per share.  During the year ended December 31, 2021, the key employee left the Company and the options were forfeited.

On January 17, 2020, we granted non-qualified stock options to purchase up to 283,000,000 shares of our common stock to ten key employees and three directors, at an exercise price of $0.0019 per share.  The stock options vest equally over a period of 36 months and expire January 17, 2025. These options allow the optionee to exercise on a cashless basis, any time after January 17, 2021.  During the year ended December 31, 2021, 3,766,668 options were exercised on a cashless basis, resulting in the issuance of 3,366,714 shares of common stock. During the year ended December 31, 2021, a key employee who held 20,000,000 options left the Company, and the options were forfeited.

On June 2, 2020, we granted non-qualified stock options to purchase up to 17,000,000 shares of our common stock to a director, at an exercise price of $0.0018 per share.  The stock options vest equally over a period of 36 months and expire June 2, 2025. These options are exercisable on a cashless basis, any time after June 2, 2021.

On January 5, 2021, we granted non-qualified stock options to purchase up to 368,000,000 shares of our common stock to six key employees and three directors, at an exercise price of $0.0068 per share.  The stock options vest equally over a period of 36 months and expire January 5, 2026. These options are exercisable on a cashless basis, resulting in no cash payment to the Company upon exercise, any time after January 5, 2022.  During the year ended December 31, 2021, a key employee who held 1,000,000 options left the Company, and the options were forfeited.

On August 18, 2021, we granted non-qualified stock options to purchase up to 5,000,000 shares of our common stock to a key employee, at an exercise price of $0.0017 per share.  The stock options vest equally over a period of 36 months and expire August 18, 2026. These options are exercisable on a cashless basis, any time after August 18, 2022.

The Company used the historical industry index to calculate volatility, since the Company’s stock history did not represent the expected future volatility of the Company’s common stock.

The fair value of options granted during the year ended December 31, 2021 and 2020, were determined using the Black Scholes method with the following assumptions:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Risk free interest rate	1.86%	1.86%
Stock volatility factor	272%	272%
Weighted average expected option life	5 years	5 years
Expected dividend yield	0%	0%

A summary of the Company’s stock option activity and related information follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Options	Weighted average exercise price	Options	Weighted average exercise price
Outstanding - beginning of year	429,675,799	$0.0051	150,275,799	$0.0160
Granted	373,000,000	0.0068	300,000,000	0.0018
Exercised	(13,442,467)	0.0066	-	-
Forfeited	(21,000,000)	0.0021	(20,600,000)	0.0400
Outstanding - end of year	768,233,332	$0.0060	429,675,799	$0.0051
Exercisable at the end of year	471,914,611	$0.0063	223,165,297	$0.0081
Weighted average fair value of options granted during the year		$2,580,600		$568,300

As of December 31, 2021, and December 31, 2020, the intrinsic value of the stock options was approximately $5,256,720 and 1,366,650, respectively.  Stock option expense for the year ended December 31, 2021, and 2020 were $1,247,048 and $390,035, respectively.

The Black Scholes option valuation model was developed for use in estimating the fair value of traded options, which do not have vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions, including the expected stock price volatility. Because the Company’s employee stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options.

The weighted average remaining contractual life of options outstanding, as of December 31, 2021 was as follows:

Exercise prices	Number of options outstanding	Weighted Average remaining contractual life (years)

$0.0150	35,000,000	0.65
$0.0131	60,000,000	0.09
$0.0130	15,000,000	0.22
$0.0068	367,000,000	4.02
$0.0053	10,000,000	0.62
$0.0019	259,233,332	3.05
$0.0018	17,000,000	3.42
$0.0170	5,000,000	4.63
	768,233,332

Warrants

During the fiscal year ended December 31, 2021 the Company issued 240,000,001 warrants through four agreements, which are exercisable immediately on a cashless basis at prices ranging from $0.005 to $0.0454 per share. As of December 31, 2021, and 2020, there were 162,703,869 and 20,912,852 warrants outstanding, respectively.

The fair value of warrants granted during the year ended December 31, 2021 and 2020, were determined using the Black Scholes method with the following assumptions:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Risk free interest rate	0.40 – 0.42%	0.40 – 0.42%
Stock volatility factor	335.7 - 337.1%	335.7 - 337.1%
Weighted average expected warrant life	5 years	5 years
Expected dividend yield	0%	0%

A summary of the Company’s warrant activity and related information follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Outstanding - beginning of period	20,912,852	$0.007	10,000,000	$0.007
Issued	240,000,001	0.037	10,912,852	0.007
Exercised	(98,208,984)	0.007	-	-
Forfeited	-	-	-	-
Outstanding - end of period	162,703,869	$0.048	20,912,852	$0.007
Exercisable at the end of period	162,703,869	$0.048	20,912,852	$0.007
Weighted average fair value of warrants granted during the period		$7,792,900		$98,343

Warrant expense for the year ended December 31, 2021, and 2020 were $983,571 and $98,343, respectively.

The weighted average remaining contractual life of warrants outstanding, as of December 31, 2021 was as follows:

Exercise prices	Number of warrants outstanding	Weighted Average remaining contractual life (years)
$0.0875	10,714,286	4.14
$0.0454	151,000,000	4.14
$0.0072	989,583	3.95
	162,703,869